Contract liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Contract liabilities [abstract]
Disclosure of development of contract liabilities
Development of contract liabilities is presented in the table below:

in € thousand	June 30, 2023	December 31, 2022
BALANCE AS AT JANUARY 1	9,411	128,758
Revenue recognition	(2,779)	(130,678)
Addition	6,074	10,833
Other releases	(1,032)	—
Exchange rate differences	(94)	498
BALANCE AS AT CLOSING DATE	11,580	9,411
Less non-current portion	—	—
CURRENT PORTION	11,580	9,411